Basis of Preparation of Half-Year Report (Details Narrative) - AUD ($)	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jul. 02, 2019	Jun. 30, 2019	Aug. 08, 2018	Jun. 30, 2018
Statement Line Items [Line Items]
Profit loss	$ (2,647,698)	$ (3,028,861)	$ (3,123,372)
Net assets	2,862,305	2,862,305			$ 1,771,206
Cash and cash equivalents	$ 3,277,074	$ 3,277,074	$ 3,234,640		$ 2,131,741		$ 5,487,035
Weighted average lessee's incremental borrowing rate				5.37%
Loss per share	$ 0.03
Description on short-term leases	Short-term leases are leases with a lease term of 12 months or less.
Equity Placement Facility With Kentgrove Capital Private Limited [Member]
Statement Line Items [Line Items]
Equity capital						$ 20,000,000
Individual placements						$ 1,000,000